Pensions - Assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation [Abstract]
Discount rate	2.40%	2.60%	2.70%
Yield on pension assets	2.40%	2.60%	2.70%
Wage growth	2.50%	2.50%	2.50%
G regulation	2.25%	2.25%	2.25%
Pension adjustment	0.50%	0.00%	0.00%
Average remaining service period	18	19	18